OTHER EXPENSES	12 Months Ended
Dec. 31, 2021
Other Expense [Abstract]
OTHER EXPENSES

For the years ended December 31,	2021	2020
Changes in provisions(i)	$10.4	$9.1
Recovery of tax recoverables and other assets	(1.3)	(2.1)
Gain on discontinuation of the equity method (Note 6)	(10.2)	(21.3)
Care and maintenance costs(ii)	25.6	1.2
(Gain)/Loss on sale of other assets	(1.4)	3.8
Mark-to-market (gain)/loss on deferred share compensation	(0.9)	10.9
Net mark-to-market loss/(gain) on financial assets and financial liabilities	0.3	(6.9)
Other expenses(iii)	14.9	19.9
Other operating expenses, net	$37.4	$14.6
(i)Amount represents the recording (reversal) of certain existing provisions based on management's best estimate of the likely outcome.
(ii)Amount relates to care and maintenance expenditures incurred on the Alumbrera facilities component of the MARA project, of which 43.75% are attributable to the non-controlling interests. Yamana has consolidated Alumbrera since the completion of the Agua Rica Integration Transaction (Note 6) on December 17, 2020.
(iii)Other expenses is comprised primarily of contributions to social and infrastructure development causes in jurisdictions where the Company is active, and business and professional transaction costs.
Disclosure of Other Costs (Income), Net [Text Block]

For the years ended December 31,	2021	2020
Finance income	$(2.8)	$(1.1)
Net gain on derivatives	—	(1.8)
Net foreign exchange (gain) loss	(23.9)	21.6
Other (income) costs, net	$(26.7)	$18.7